Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, net
Property, Plant and Equipment, net

Note 7 - Property, Plant and Equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2023	2022
Building	$663,711	$4,831,806
Machinery and Production equipment	1,500,131	1,214,709
Electronic equipment	108,699	193,652
Office equipment	36,467	49,899
Automobiles	243,683	292,251
Construction in progress	-	377,300
Subtotal	2,552,691	6,959,617
Less: Accumulated depreciation	(1,407,188)	(5,303,175)
Property, plant and equipment, net	$1,145,503	$1,656,442

Depreciation expense was $291,511, $344,852 and $444,462 for the years ended December 31, 2023, 2022 and 2021, respectively, As of December 31, 2023 and 2022, building with net book value of $nil and $351,128 respectively, were pledged as collateral for bank loans (Note 10).